Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Sep. 29, 2023	Feb. 08, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 43,384		€ 49,404		€ 49,892
Intangible assets other than goodwill	22,629		24,319		21,640
Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	1,554	[1]	3,112	[1]	571
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	12,700		€ 16,600		12,700
Useful life, intangible assets other than goodwill (in years)			10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 1,100		€ 1,200		€ 2,200
Useful life, intangible assets other than goodwill (in years)	18 years
QRIB Intermediate Holding
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date						€ 774
Goodwill						€ 484
Amunix [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date							€ 493
Goodwill							€ 609

[1]	(f)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-
commercialization of TEV’574;and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.